Cumulative Credit Impairments on Fixed-maturity Securities (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Other Than Temporary Impairment Losses Recognized [Line Items]
Additions included in the net OTTI losses recognized in realized investment gains, net	$ 15,048	$ 28,768	$ 21,487